SEGMENT INFORMATION (Schedule Of Financial Information Concerning The Company's Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010
External revenue:
Service revenue	$ 6,512	[1]	$ 7,275	[1],[2]	$ 21,139	[1]	$ 22,720	[1],[2]	$ 30,651	$ 28,291	[2]
Product sales	5,310	[1]	4,036	[1],[2]	16,423	[1]	11,746	[1],[2]	15,236	12,491	[2]
Intersegment service revenue										0
Depreciation included in the cost of revenues	270		261		803		782		1,427	1,242
Gross profit	3,178	[1]	2,472	[1],[2]	9,516	[1]	7,472	[1],[2]	9,444	6,947	[2]
Other depreciation & amortization	145		174		425		449		597	639
Goodwill impairment									0	7,831
Interest expense	189	[1]	228	[1],[2]	556	[1]	738	[1],[2]	969	902	[2]
Net income (loss)	750	[1]	351	[1],[2]	2,319	[1]	1,073	[1],[2]	654	(11,889)	[2]
Capital expenditures	267		84		538	[1]	191	[1]	279	134
Total assets	25,261	[1]	24,784		25,261	[1]	24,784		24,784	27,176	[2]
Industrial Services [Member]
External revenue:
Service revenue	6,512		7,275		21,139		22,720		30,651	28,291
Product sales	1,039		1,222		3,586		3,313		3,198	4,774
Intersegment service revenue										3
Depreciation included in the cost of revenues	225		261		670		782		1,066	1,242
Gross profit	1,660		1,878		5,370		5,425		6,720	5,718
Other depreciation & amortization	115		144		343		359		474	639
Goodwill impairment										7,831
Interest expense	34		156		104		464		579	292
Net income (loss)	(38)		57		246		155		(401)	(9,574)
Capital expenditures	208		35		345		92		134	134
Total assets	19,512		20,396		19,512		20,396		20,396	22,654
Construction and Engineering Services [Member]
External revenue:
Service revenue									0	1,721
Product sales									0	0
Intersegment service revenue										0
Depreciation included in the cost of revenues									0	8
Gross profit									0	35
Other depreciation & amortization									0	2
Goodwill impairment										0
Interest expense									0	0
Net income (loss)									0	(797)
Capital expenditures									0	0
Total assets									0	0
Rail Services [Member]
External revenue:
Service revenue	0		0		0		0		0	709
Product sales	4,271		2,814		12,837		8,433		12,038	7,717
Intersegment service revenue										0
Depreciation included in the cost of revenues	45		0		133		0		361	0
Gross profit	1,518		594		4,146		2,047		2,724	1,104
Other depreciation & amortization	0		0		0		0		3	11
Goodwill impairment										0
Interest expense	1		3		5		7		9	10
Net income (loss)	989		243		2,644		986		1,264	(395)
Capital expenditures	59		0		143		6		8	0
Total assets	4,847		3,643		4,847		3,643		3,643	3,493
Corporate [Member]
External revenue:
Service revenue	0		0		0		0		0	0
Product sales	0		0		0		0		0	0
Intersegment service revenue										0
Depreciation included in the cost of revenues	0		0		0		0		0	0
Gross profit	0		0		0		0		0	(8)
Other depreciation & amortization	30		30		82		90		120	0
Goodwill impairment										0
Interest expense	154		69		447		267		381	600
Net income (loss)	(201)		51		(571)		(68)		(209)	(711)
Capital expenditures	0		49		50		94		137	0
Total assets	902		745		902		745		745	1,029
Intersegment Eliminations [Member]
External revenue:
Service revenue	0		0		0		0		0	0
Product sales	0		0		0		0		0	0
Intersegment service revenue										(3)
Depreciation included in the cost of revenues	0		0		0		0		0	0
Gross profit	0		0		0		0		0	0
Other depreciation & amortization	0		0		0		0		0	0
Goodwill impairment										0
Interest expense	0		0		0		0		0	0
Net income (loss)	0		0		0		0		0	0
Capital expenditures	0		0		0		0		0	0
Total assets	0		0		0		0		0	0
Discontinued Operations [Member]
External revenue:
Service revenue									0	(2,430)
Product sales									0	0
Intersegment service revenue										0
Depreciation included in the cost of revenues									0	(8)
Gross profit									0	98
Other depreciation & amortization									0	(13)
Goodwill impairment										0
Interest expense									0	0
Net income (loss)									0	(412)
Capital expenditures									0	0
Total assets									$ 0	$ 0

[1]	Unaudited
[2]	Restated